Note 7 - Accounts and Other Receivables and Concentrations of Credit Risk (Details Textual) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts Receivable, Current	$ 0	$ 0
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	$ 1,598,994	$ 3,692,747